UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street
         London, United Kingdom  W1J 0AH

13F File Number:  28-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

     /s/ David Blood     London, UK     February 09, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Frank Russell Company

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $950,759 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    72907  1590469 SH       SOLE                  1160199   155189   275081
AMDOCS LTD                     ORD              G02602103    77579  4241624 SH       SOLE                  3086672   416887   738065
AUTODESK INC                   COM              052769106    49596  2523949 SH       SOLE                  1837957   257564   428428
BECTON DICKINSON & CO          COM              075887109   101692  1486937 SH       SOLE                  1082482   147050   257405
BLACKBAUD INC                  COM              09227Q100    33291  2466021 SH       SOLE                  1802117   251889   412015
CISCO SYS INC                  COM              17275R102    48171  2955298 SH       SOLE                  2149831   288236   517231
CITRIX SYS INC                 COM              177376100    51218  2173003 SH       SOLE                  1581766   214328   376909
EBAY INC                       COM              278642103    44031  3154068 SH       SOLE                  2303727   308228   542113
GREENHILL & CO INC             COM              395259104    55006   788394 SH       SOLE                   568824    81425   138145
JOHNSON CTLS INC               COM              478366107    41936  2309277 SH       SOLE                  1673350   237550   398377
JONES LANG LASALLE INC         COM              48020Q107    38213  1379521 SH       SOLE                  1004463   139858   235200
MILLIPORE CORP                 COM              601073109    49321   957309 SH       SOLE                   697290    96798   163221
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    26375  1465288 SH       SOLE                  1069263   142500   253525
NORTHERN TR CORP               COM              665859104   104683  2007733 SH       SOLE                  1463698   195554   348481
QUANTA SVCS INC                COM              74762E102    38284  1933558 SH       SOLE                  1409528   189170   334860
SPDR TR                        UNIT SER 1       78462F103     1807    20000 SH       SOLE                        0    20000        0
VMWARE INC                     CL A COM         928563402    61301  2587627 SH       SOLE                  1890000   252873   444754
WATERS CORP                    COM              941848103    55348  1510185 SH       SOLE                  1100943   147105   262137